Horizon US Defensive Equity Fund
PORTFOLIO OF INVESTMENTS
February 28, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.5%
	Aerospace/Defense - 0.2%
13,983	Howmet Aerospace, Inc. (a)	$393,062

	Agriculture - 1.1%
23,918	Philip Morris International, Inc.	2,009,590

	Auto Manufacturers - 0.4%
2,798	Cummins, Inc.	708,454

	Auto Parts & Equipment - 0.5%
3,886	Aptiv PLC (a)(d)	582,278
6,080	BorgWarner, Inc. (d)	273,600
		855,878
	Banks - 4.9%
17,167	Fifth Third Bancorp	595,523
10,248	Goldman Sachs Group, Inc.	3,274,031
27,213	Huntington Bancshares, Inc.	417,448
33,177	Morgan Stanley	2,550,316
27,009	Regions Financial Corp.	557,196
1,728	SVB Financial Group (a)	873,262
5,542	Zions Bancorp NA	294,668
		8,562,444
	Beverages - 1.3%
5,252	Constellation Brands, Inc., Class A	1,124,663
6,672	Molson Coors Brewing Co., Class B (a)(d)	296,570
9,501	Monster Beverage Corp. (a)	833,618
		2,254,851
	Biotechnology - 2.8%
10,092	Amgen, Inc.	2,269,892
3,493	Biogen, Inc. (a)	953,170
20,958	Corteva, Inc.	946,254
1,616	Regeneron Pharmaceuticals, Inc. (a)	728,121
		4,897,437
	Building Materials - 1.2%
4,757	Fortune Brands Home & Security, Inc.	395,497
12,994	Johnson Controls International PLC	724,935
1,324	Martin Marietta Materials, Inc. (d)	446,016
2,729	Vulcan Materials Co.	455,716
		2,022,164
	Chemicals - 0.3%
4,444	Eastman Chemical Co.	485,551

	Commercial Services - 1.0%
10,130	Nielsen Holdings PLC	227,013
5,610	Quanta Services, Inc.	470,399
4,179	Robert Half International, Inc.	325,085
2,601	United Rentals, Inc. (a)	773,485
		1,795,982
	Computers - 4.4%
12,841	Accenture PLC, Class A	3,221,807
13,396	Cognizant Technology Solutions Corp., Class A	984,338
47,535	HP, Inc.	1,377,089
6,698	Leidos Holdings, Inc.	592,438
11,546	NetApp, Inc.	722,780
12,062	Seagate Technology PLC (d)	883,300
		7,781,752
	Cosmetics/Personal Care - 0.6%
14,868	Colgate-Palmolive Co.	1,118,074

	Distribution/Wholesale - 0.5%
3,854	Copart, Inc. (a)	420,702
1,408	WW Grainger, Inc.	524,776
		945,478
	Diversified Financial Services - 1.8%
7,412	Discover Financial Services	697,247
17,072	Invesco, Ltd.	382,754
5,163	Raymond James Financial, Inc.	602,728
16,938	Synchrony Financial	655,162
4,985	T. Rowe Price Group, Inc.	808,268
		3,146,159
	Electric - 1.9%
10,820	CenterPoint Energy, Inc.	210,341
3,270	DTE Energy Co.	384,944
7,751	Duke Energy Corp.	663,408
4,421	Eversource Energy	351,381
11,794	Exelon Corp.	455,248
9,866	NRG Energy, Inc.	360,208
2,838	Pinnacle West Capital Corp.	198,461
11,882	PPL Corp.	311,190
7,266	Public Service Enterprise Group, Inc.	391,129
		3,326,310
	Electrical Components & Equipment - 0.6%
12,426	Emerson Electric Co.	1,067,393

	Electronics - 2.0%
6,990	Amphenol Corp., Class A	878,503
5,360	Garmin, Ltd.	664,747
5,862	Keysight Technologies, Inc. (a)	829,590
631	Mettler-Toledo International, Inc. (a)	704,228
3,433	PerkinElmer, Inc.	432,867
		3,509,935
	Environmental Control - 0.2%
6,159	Pentair PLC (d)	344,473

	Food - 1.0%
14,538	Conagra Brands, Inc.	493,274
16,184	General Mills, Inc.	890,282
3,970	J.M. Smucker Co. (d)	444,640
		1,828,196
	Forest Products & Paper - 0.3%
12,527	International Paper Co.	621,966

	Hand/Machine Tools - 0.3%
2,217	Snap-on, Inc.	450,295

	Healthcare Products - 5.1%
12,364	Danaher Corp.	2,716,000
8,846	Hologic, Inc. (a)	637,708
1,827	IDEXX Laboratories, Inc. (a)	950,351
1,685	STERIS PLC	294,538
9,625	Thermo Fisher Scientific, Inc.	4,332,020
		8,930,617
	Healthcare Services - 3.3%
6,233	Anthem, Inc.	1,889,783
4,761	DaVita, Inc. (a)	486,241
10,064	HCA Healthcare, Inc.	1,731,310
3,199	Laboratory Corp. of America Holdings (a)	767,472
4,606	Quest Diagnostics, Inc.	532,407
3,011	Universal Health Services, Inc., Class B	377,369
		5,784,582
	Home Builders - 1.0%
7,764	DR Horton, Inc.	596,819
9,552	Lennar Corp., Class A	792,529
7,926	PulteGroup, Inc.	357,542
		1,746,890
	Household Products/Wares - 0.6%
2,469	Avery Dennison Corp.	432,593
3,290	Clorox Co.	595,655
		1,028,248
	Housewares - 0.1%
11,133	Newell Brands, Inc.	257,952

	Information - 0.2%
26,502	Lumen Technologies, Inc. (d)	325,710

	Insurance - 7.0%
7,747	Allstate Corp.	825,830
5,050	Arthur J Gallagher & Co.	604,990
2,220	Assurant, Inc.	273,548
30,354	Berkshire Hathaway, Inc., Class B (a)	7,300,441
14,251	MetLife, Inc.	820,858
14,838	Progressive Corp.	1,275,326
6,964	Travelers Cos., Inc.	1,013,262
8,765	Unum Group	232,097
		12,346,352
	Internet - 4.3%
3,396	Alphabet, Inc., Class A (a)	6,866,406
3,701	F5 Networks, Inc. (a)	703,116
		7,569,522
	Lodging - 0.2%
8,832	MGM Resorts International	333,761

	Machinery - Diversified - 0.2%
3,525	Dover Corp.	434,491

	Manufacturing - 0.9%
7,068	Teradyne, Inc.	909,016
8,824	Trimble, Inc. (a)	654,211
		1,563,227
	Media - 1.6%
16,068	Discovery, Inc., Class A (a)(d)	852,086
16,694	Fox Corp. - Class A (d)	556,077
20,736	ViacomCBS, Inc., Class B	1,337,265
		2,745,428
	Mining - 0.5%
15,976	Newmont Goldcorp Corp.	868,775

	Miscellaneous Manufacturing - 2.8%
15,705	3M Co.	2,749,317
5,203	AO Smith Corp.	308,902
3,211	Parker-Hannifin Corp.	921,429
6,713	Trane Technologies PLC	1,028,700
		5,008,348
	Oil & Gas - 1.6%
10,438	Cabot Oil & Gas Corp. (d)	193,207
3,376	Diamondback Energy, Inc. (d)	233,889
32,177	Exxon Mobil Corp.	1,749,464
24,007	Marathon Oil Corp.	266,478
2,653	Pioneer Natural Resources Co. (d)	394,156
		2,837,194
	Oil & Gas Services - 0.2%
12,849	Baker Hughes & GE Co., Class A	314,543

	Packaging & Containers - 0.4%
3,494	Packaging Corp of America	461,278
6,878	Sealed Air Corp.	288,188
		749,466
	Pharmaceuticals - 4.3%
48,853	AbbVie, Inc.	5,263,422
33,712	CVS Health Corp.	2,296,799
		7,560,221
	Pipelines - 0.2%
17,521	Williams Cos., Inc. (d)	400,180

	Real Estate - 0.4%
9,276	CBRE Group, Inc., Class A (a)	702,843

	Real Estate Investment Trusts - 1.9%
5,395	Equity Residential	352,887
1,216	Essex Property Trust, Inc.	309,825
2,917	Extra Space Storage, Inc.	366,667
12,924	Kimco Realty Corp.	236,897
2,235	Mid-America Apartment Communities, Inc.	301,121
2,687	Public Storage	628,597
5,196	Simon Property Group, Inc.	586,732
2,865	SL Green Realty Corp.	197,885
11,455	Weyerhaeuser Co.	387,981
		3,368,592
	Retail - 12.5%
8,309	Best Buy Co., Inc.	833,808
490	Chipotle Mexican Grill, Inc. (a)	706,580
12,012	Costco Wholesale Corp.	3,975,972
2,060	Darden Restaurants, Inc.	282,900
7,579	Dollar General Corp.	1,432,355
7,308	Dollar Tree, Inc. (a)	717,646
1,030	Domino's Pizza, Inc. (d)	356,905
19,742	Lowe's Cos., Inc.	3,153,785
15,314	Target Corp.	2,809,200
4,114	Tractor Supply Co.	653,961
49,961	Walmart, Inc.	6,490,933
4,998	Yum! Brands, Inc.	517,443
		21,931,488
	Retail Trade - 0.3%
2,782	Etsy, Inc. (a)	612,791

	Savings & Loans - 0.2%
18,823	People's United Financial, Inc.	337,685

	Semiconductors - 6.0%
24,869	Applied Materials, Inc.	2,939,267
9,222	Broadcom, Inc.	4,333,141
4,654	KLA Corp.	1,448,465
19,415	Micron Technology, Inc. (a)	1,777,055
		10,497,928
	Software - 10.9%
13,085	Activision Blizzard, Inc.	1,251,057
5,008	Broadridge Financial Solutions, Inc.	713,590
6,728	Cadence Design Systems, Inc. (a)	949,254
6,309	Cerner Corp.	436,204
4,218	Intuit, Inc.	1,645,611
3,448	Jack Henry & Associates, Inc.	511,821
29,004	Microsoft Corp.	6,739,950
75,495	Oracle Corp.	4,870,182
3,289	Synopsys, Inc. (a)	806,496
2,481	Take-Two Interactive Software, Inc. (a)	457,645
1,513	Tyler Technologies, Inc. (a)	701,154
		19,082,964
	Telecommunications - 2.6%
83,015	Verizon Communications, Inc.	4,590,729

	Textiles - 0.3%
2,725	Mohawk Industries, Inc. (a)	476,848

	Transportation - 2.4%
10,648	CSX Corp.	974,824
4,483	Expeditors International of Washington, Inc.	411,719
7,737	FedEx Corp.	1,969,067
2,758	JB Hunt Transport Services, Inc.	405,067
2,382	Old Dominion Freight Line, Inc.	511,582
		4,272,259
	Wholesale Trade - 0.2%
996	Pool Corp.	333,431

	TOTAL COMMON STOCKS (Cost - $161,325,083)	175,138,509

	SHORT TERM INVESTMENTS - 0.0% (b)
	Money Market Funds - 0.0%
392	First American Treasury Obligations Fund, .03% Class X (c)	392
	TOTAL SHORT TERM INVESTMENTS (Cost - $392)	392

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.4%
5,934,561	Mount Vernon Liquid Assets Portfolio, LLC, 0.13% (c)	5,934,561
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $5,934,561)	5,934,561

	TOTAL INVESTMENTS - 102.9% (Cost - $167,260,036)	181,073,462
	Liabilities in Excess of Other Assets - (2.9)%	(5,154,837)
	NET ASSETS - 100.0%	$175,918,625

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Less than 0.1%.
(c) Interest rate reflects seven-day yield on February 28, 2021.
(d) All or a portion of this security is out on loan as of February 28, 2021.